Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 30, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company’s Compensation Committee approves equity awards for our named executive officers on or before the date of grant, and it has been the Compensation Committee’s general practice to approve annual equity awards in the first quarter of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined [Flag]	true
MNPI Disclosure Timed for Compensation Value [Flag]	false
Awards Close in Time to MNPI Disclosures, Table

The following table is required by SEC rules, and shows that the closing price of our common stock decreased between the grant date and the date immediately following the disclosure of Mr. Hazelton’s appointment.

Name	Grant Date	Number of Shares of Common Stock Underlying Award	Exercise Price of Award	Grant Date Fair Value of Award	Percentage Change in Closing Market Price of Common Stock Between Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic information and Trading Day Beginning Immediately Following Disclosure of Material Nonpublic Information
Joseph Hazelton	05/30/2025	25,000	1.04	$0.6592	(3.8)%

Awards Close in Time to MNPI Disclosures, Individual Name		Joseph Hazelton
Award Underlying Securities Amount | shares		25,000
Award Exercise Price | $ / shares		$ 1.04
Award Grant Date Fair Value | $		$ 0.6592
Underlying Security Market Price Change, Percent		(0.038)